Consolidated Statements of Income and Comprehensive Income (unaudited) (Parenthetical) - Q3 - USD ($) $ in Thousands	3 Months Ended		9 Months Ended		12 Months Ended
	Sep. 30, 2016	Sep. 30, 2015	Sep. 30, 2016	Sep. 30, 2015	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Other comprehensive income:
Unrealized gains (losses), taxes	$ (1)	$ 63	$ 2,700	$ (590)	$ (841)	$ 1,572	$ 1,677